1(212) 318-6095

thomaspeeney@paulhastings.com

April 16, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Oaktree Asset-Backed Income Private Fund Inc. (the “Fund”) Registration Statement on Form N-2 (File No. 811-24048)

Ladies and Gentlemen:

On behalf of the Fund, we hereby transmit for filing under the Investment Company Act of 1940, as amended, one copy of Amendment No. 1 to the Fund’s Registration Statement on Form N-2 (the “Amendment”).

We hereby transmit this Amendment on behalf of the Fund for the purpose of addressing certain comments received from the Staff on the Fund’s initial Registration Statement on Form N-2, filed on February 3, 2025 (Accession No. 0001104659-25-008705), as well as adding additional disclosures and information relevant to the Fund.

Should you have any questions or comments regarding the filing, please do not hesitate to contact the undersigned at the number above.

Very truly yours,

/s/ Thomas D. Peeney
Thomas D. Peeney
for Paul Hastings LLP